MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of Expected Life and Residual Values for Property and Equipment (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	5 years	5 years
Residual Values	$ 0	$ 0
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	5 years	5 years
Residual Values	$ 0	$ 0
Laboratory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	20 years	20 years
Residual Values	$ 0	$ 0
Motor vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	4 years	4 years
Residual Values	$ 0	$ 0
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	10 years	10 years
Residual Values	$ 0	$ 0
Research equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	20 years	20 years
Residual Values	$ 0	$ 0